Loans (Details 5) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consumer loans by class, excluding the credit card loan portfolio segment
Retained	$ 685,498	$ 627,218	$ 728,915
Consumer Excluding Credit Card [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Retained	327,464	348,355
Residential real estate, excluding PCI [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Retained	174,211	189,379
Home Equity - Senior Lien [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Retained	24,376	27,376
Home Equity - Junior Lien [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Retained	64,009	74,049
Prime Mortgages, including option ARMs [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Retained	74,539	75,428
Subprime Mortgage [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Retained	11,287	12,526
Auto [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Retained	48,367	46,031
Consumer business banking [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Retained	16,812	16,974
Student And Other Loans [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Retained	15,311	14,726
PCI Home Equity [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Retained	24,459	26,520
PCI Prime Mortgage [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Retained	17,322	19,693
PCI Subprime Mortgage [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Retained	5,398	5,993
PCI Option ARMs [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Retained	$ 25,584	$ 29,039